UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2013

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE          Nassau, Bahamas              April 19, 2013
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      38
 Form 13F Information Table Value Total:      1,118,690

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


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                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   03/31/2013
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101       478       4500 SH       SOLE            4500         0         0
ABB LTD                            SPONSORED ADR   000375204       455      20000 SH       SOLE           20000         0         0
APPLE INC                          COM             037833100     60025     135600 SH       SOLE          135600         0         0
BANK OF AMERICA CORPORATION        COM             060505104     34654    2845145 SH       SOLE         2845145         0         0
CAPITOL FED FINL INC               COM             14057J101     15269    1265000 SH       SOLE         1265000         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     14597     274750 SH       SOLE          274750         0         0
CISCO SYS INC                      COM             17275R102     51235    2452000 SH       SOLE         2452000         0         0
COCA COLA CO                       COM             191216100       582      14400 SH       SOLE           14400         0         0
CORNING INC                        COM             219350105     58479    4387000 SH       SOLE         4387000         0         0
DEAN FOODS CO NEW                  COM             242370104     23569    1300000 SH       SOLE         1300000         0         0
DEVON ENERGY CORP NEW              COM             25179M103     55356     981141 SH       SOLE          981141         0         0
DIANA SHIPPING INC                 COM             Y2066G104     20431    1916600 SH       SOLE         1916600         0         0
E M C CORP MASS                    COM             268648102     38105    1595000 SH       SOLE         1595000         0         0
ENSCO PLC                          SHS CLASS A     G3157S106     47760     796000 SH       SOLE          796000         0         0
EXXON MOBIL CORP                   COM             30231G102     30917     343100 SH       SOLE          343100         0         0
GENERAL DYNAMICS CORP              COM             369550108     52953     751000 SH       SOLE          751000         0         0
HALLIBURTON CO                     COM             406216101     50452    1248500 SH       SOLE         1248500         0         0
HONEYWELL INTL INC                 COM             438516106     49731     660000 SH       SOLE          660000         0         0
JOHNSON & JOHNSON                  COM             478160104     29591     362943 SH       SOLE          362943         0         0
MARATHON OIL CORP                  COM             565849106     36485    1082000 SH       SOLE         1082000         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     50885     657000 SH       SOLE          657000         0         0
MEDTRONIC INC                      COM             585055106     34286     730104 SH       SOLE          730104         0         0
MERCK & CO INC NEW                 COM             58933Y105     24769     560000 SH       SOLE          560000         0         0
MICROSOFT CORP                     COM             594918104     72242    2525486 SH       SOLE         2525486         0         0
MONDELEZ INTL INC                  CL A            609207105     25992     849000 SH       SOLE          849000         0         0
NORFOLK SOUTHERN CORP              COM             655844108     37153     482000 SH       SOLE          482000         0         0
NOVARTIS A G                       SPONSORED ADR   66987V109     55282     776000 SH       SOLE          776000         0         0
PEP BOYS MANNY MOE & JACK          COM             713278109     27058    2295000 SH       SOLE         2295000         0         0
PEPSICO INC                        COM             713448108     25948     328000 SH       SOLE          328000         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100     22337     169450 SH       SOLE          169450         0         0
PFIZER INC                         COM             717081103     27792     963000 SH       SOLE          963000         0         0
PLUM CREEK TIMBER CO INC           COM             729251108       574      11000 SH       SOLE           11000         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       652      10000 SH       SOLE           10000         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100       516      30000 SH       SOLE           30000         0         0
VISTEON CORP                       COM NEW         92839U206     13040     226000 SH       SOLE          226000         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       682      24000 SH       SOLE           24000         0         0
WASTE MGMT INC DEL                 COM             94106L109       471      12000 SH       SOLE           12000         0         0
WELLS FARGO & CO NEW               COM             949746101     27890     754000 SH       SOLE          754000         0         0
                                                     ------------------
                                   GRAND TOTAL                 1118690



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